John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 10/31/2024

Fund’s investments
As of 10-31-24 (unaudited)
	Shares	Value
Common stocks 97.0%		$544,669,158
(Cost $386,451,431)
Communication services 9.4%		52,955,485
Entertainment 3.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	159,600	12,742,464
Warner Brothers Discovery, Inc. (A)	543,252	4,416,639
Interactive media and services 6.4%
Alphabet, Inc., Class A	179,731	30,753,771
CarGurus, Inc. (A)	162,560	5,042,611
Consumer discretionary 23.1%		129,852,932
Automobile components 1.1%
Mobileye Global, Inc., Class A (A)	466,872	6,354,128
Broadline retail 8.4%
Amazon.com, Inc. (A)	253,930	47,332,550
Hotels, restaurants and leisure 2.2%
Las Vegas Sands Corp.	144,013	7,467,074
Vail Resorts, Inc.	30,091	4,985,778
Household durables 5.8%
Lennar Corp., Class A	144,588	24,623,336
NVR, Inc. (A)	890	8,146,001
Leisure products 1.0%
Polaris, Inc.	80,831	5,650,895
Specialty retail 3.5%
Avolta AG (A)	131,472	5,227,126
Group 1 Automotive, Inc.	39,066	14,232,525
Textiles, apparel and luxury goods 1.1%
Canada Goose Holdings, Inc. (A)	472,308	4,638,065
Salvatore Ferragamo SpA	179,012	1,195,454
Consumer staples 1.4%		7,604,466
Beverages 1.4%
Anheuser-Busch InBev SA/NV, ADR	128,086	7,604,466
Energy 4.8%		26,764,992
Oil, gas and consumable fuels 4.8%
Cheniere Energy, Inc.	101,098	19,348,135
Suncor Energy, Inc.	196,369	7,416,857
Financials 15.7%		88,106,181
Banks 3.2%
First Hawaiian, Inc.	734,913	18,181,748
Capital markets 12.5%
KKR & Company, Inc.	165,277	22,847,892
Morgan Stanley	201,260	23,396,475
S&P Global, Inc.	21,332	10,247,040
The Goldman Sachs Group, Inc.	25,943	13,433,026
Health care 5.3%		29,562,533
Biotechnology 0.3%
Moderna, Inc. (A)	34,759	1,889,499
Health care equipment and supplies 1.8%
Hologic, Inc. (A)	127,301	10,294,832
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 1.2%
Elevance Health, Inc.	15,771	$6,399,241
Life sciences tools and services 1.6%
Avantor, Inc. (A)	250,634	5,606,683
Thermo Fisher Scientific, Inc.	5,733	3,132,053
Pharmaceuticals 0.4%
Elanco Animal Health, Inc. (A)	177,233	2,240,225
Industrials 6.3%		35,323,426
Electrical equipment 1.9%
Regal Rexnord Corp.	56,001	9,326,407
Sensata Technologies Holding PLC	44,310	1,521,605
Machinery 1.8%
Parker-Hannifin Corp.	15,951	10,114,051
Trading companies and distributors 2.6%
United Rentals, Inc.	17,669	14,361,363
Information technology 26.9%		151,329,565
Semiconductors and semiconductor equipment 11.9%
Analog Devices, Inc.	72,997	16,286,361
NVIDIA Corp.	314,860	41,800,814
Texas Instruments, Inc.	44,235	8,986,783
Software 11.0%
Autodesk, Inc. (A)	25,661	7,282,592
Microsoft Corp.	14,997	6,094,031
Oracle Corp.	64,621	10,845,989
Roper Technologies, Inc.	13,420	7,216,337
Salesforce, Inc.	55,677	16,222,607
Workday, Inc., Class A (A)	60,634	14,179,261
Technology hardware, storage and peripherals 4.0%
Apple, Inc.	99,220	22,414,790
Materials 1.0%		5,909,642
Chemicals 1.0%
Axalta Coating Systems, Ltd. (A)	155,845	5,909,642
Real estate 3.1%		17,259,936
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	275,797	1,108,704
Specialized REITs 2.9%
Crown Castle, Inc.	150,258	16,151,232

	Yield (%)	Shares	Value
Short-term investments 2.8%			$15,745,564
(Cost $15,739,966)
Short-term funds 2.8%			15,745,564
John Hancock Collateral Trust (B)	4.6622(C)	1,574,068	15,745,564

Total investments (Cost $402,191,397) 99.8%	$560,414,722
Other assets and liabilities, net 0.2%	1,157,765
Total net assets 100.0%	$561,572,487

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-24.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$52,955,485	$52,955,485	—	—
Consumer discretionary	129,852,932	123,430,352	$6,422,580	—
Consumer staples	7,604,466	7,604,466	—	—
Energy	26,764,992	26,764,992	—	—
Financials	88,106,181	88,106,181	—	—
Health care	29,562,533	29,562,533	—	—
Industrials	35,323,426	35,323,426	—	—
Information technology	151,329,565	151,329,565	—	—
Materials	5,909,642	5,909,642	—	—
Real estate	17,259,936	17,259,936	—	—
Short-term investments	15,745,564	15,745,564	—	—
Total investments in securities	$560,414,722	$553,992,142	$6,422,580	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,574,068	$9,662,611	$23,536,064	$(17,457,894)	$2,162	$2,621	$152,448	—	$15,745,564
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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